Pro Forma Information (unaudited) - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unaudited Pro Forma Information [Abstract]
Net transfers to Parent	$ (728,857)	$ (19,220)	$ (31,192)	$ (84,254)	$ (194,977)
Par value of common stock (in dollars per share)	$ 0.01
Common stock, shares issued (in shares)	77.3
Pro Forma
Unaudited Pro Forma Information [Abstract]
Net transfers to Parent			700,000
Disttribution using Proceeds from the incurrence			$ 702,500
Par value of common stock (in dollars per share)			$ 0.01
Common stock, shares issued (in shares)			77.4